Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Derivatives assets	₩ 66,558	₩ 99,324
Debt securities	157,895	154,154
Deposit instruments	2,709,171	2,322,327
Short-term financial instruments	10,514,093	9,133,404
Other current financial assets	13,447,717	11,709,209
Non-current
Derivatives assets	182,538	18,551
Equity securities	1,466,061	1,120,968
Debt securities	3,968	20,260
Other Securities	430,998	364,404
Deposit instruments	36,109	37,624
Other non current financial assets	₩ 2,119,674	₩ 1,561,807